Other information - Schedule of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Payables And Accruals [Line Items]
Accounts payable and accrued liabilities, Total	$ 134.1	$ 83.4	$ 67.7	$ 70.2
Seaspan [Member]
Payables And Accruals [Line Items]
Accrued interest	17.2	17.1
Accounts payable and other accrued liabilities	116.9	66.3
Accounts payable and accrued liabilities, Total	$ 134.1	$ 83.4